Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Diluted (in Shares)	[1]	105,243,671	3,497,109	2,450,447
Continuing operations, diluted	[1]	$ (0.04)	$ (1.62)	$ (2.90)
Discontinued operations, diluted	[1]	$ 0.51	$ 0.01	$ 0.02

[1]	After giving effect to the reverse stock split effected on July 13, 2022. Also see Note 15.